Income Taxes - Components of Provision for Deferred Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Real estate valuation loss	$ 2,732	$ (1,577)	$ (5,079)
Mortgage servicing rights	10,597	(31,324)	27,996
Net operating loss carryforward	(19,863)	33,297	(35,963)
Liability for losses under representations and warranties	2,222	(2,467)	(5,944)
Excess interest expense disallowance	(8,721)	(15,384)
Other	(1,456)	(216)	3,454
Valuation allowance			0
Total (benefit) provision for deferred income taxes	$ (14,489)	$ (17,671)	$ (15,536)